Equity reserves - Disclosure of detailed information about options, valuation assumptions (Details)	12 Months Ended
	Dec. 31, 2020 CAD ($) Share $ / shares	Dec. 31, 2019 CAD ($) Share $ / shares
Disclosure of reserves within equity [abstract]
Number of options | Share	4,676,000	3,803,700
Weighted average exercise price | $ / shares	$ 1.39	$ 0.99
Weighted average risk-free interest rate	0.72%	2.38%
Weighted average volatility	62.92%	66.93%
Weighted average Black-Scholes value assigned | $	$ 0.59	$ 0.50